Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share (EPS) [Abstract]
Schedule of Basic Earnings Per Share

The calculation of basic earnings per share is shown below:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Numerator
Net profit attributable to the owners of the Holding Company	154,205	198,875	168,900
Denominator
Weighted average number of common and investment shares (thousands)	428,107	428,107	428,107
Basic profit for common and investment shares	0.36	0.46	0.39